UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

July 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 37.4%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.3%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	4,376	$5,959,874

Total Albania			$5,959,874

Angola — 0.2%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	2,700	$2,892,375

Total Angola			$2,892,375

Australia — 2.1%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	11,657	$10,713,124
Australia Government Bond, 5.75%, 7/15/22	AUD	25,540	26,597,703

Total Australia			$37,310,827

Bahrain — 1.0%
Kingdom of Bahrain, 6.125%, 8/1/23(3)	USD	16,691	$16,852,958

Total Bahrain			$16,852,958

Bermuda — 1.3%
Government of Bermuda, 4.854%, 2/6/24(3)	USD	22,845	$22,985,897

Total Bermuda			$22,985,897

Brazil — 0.5%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/14	BRL	21,020	$8,883,757

Total Brazil			$8,883,757

Cyprus — 0.2%
Republic of Cyprus, 3.75%, 11/1/15(1)(3)	EUR	1,290	$1,257,081
Republic of Cyprus, 4.625%, 2/3/20(1)(3)	EUR	2,225	1,901,818

Total Cyprus			$3,158,899

Georgia — 0.5%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	4,400	$2,694,969
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,507	924,939
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710	2,280,206
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030	1,244,555
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	1,900	1,213,772
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,500	970,694

Total Georgia			$9,329,135

Ghana — 0.5%
Ghana Government Bond, 14.25%, 7/25/16	GHS	1,612	$678,150
Ghana Government Bond, 16.73%, 1/11/16	GHS	3,733	1,694,543
Ghana Government Bond, 16.90%, 3/7/16	GHS	7,583	3,445,037
Ghana Government Bond, 21.00%, 10/26/15	GHS	3,941	1,955,600
Ghana Government Bond, 23.00%, 8/21/17	GHS	1,460	769,308
Ghana Government Bond, 26.00%, 6/5/17	GHS	1,433	806,545

Total Ghana			$9,349,183

Guatemala — 0.4%
Republic of Guatemala, 4.875%, 2/13/28(3)	USD	7,750	$7,265,625

Total Guatemala			$7,265,625

Security	Principal Amount (000’s omitted)		Value
Hungary — 1.1%
National Bank of Hungary, 8.875%, 11/1/13	USD	3,820	$3,874,852
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	6,304	8,425,942
Republic of Hungary, 4.375%, 7/4/17	EUR	4,209	5,650,677
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181	1,825,163

Total Hungary			$19,776,634

Jamaica — 0.4%
Jamaica Government International Bond, 8.00%, 6/24/19	USD	4,355	$4,311,450
Jamaica Government International Bond, 10.625%, 6/20/17	USD	2,940	3,238,410

Total Jamaica			$7,549,860

Jordan — 0.7%
Jordan Government Bond, 6.648%, 5/22/14	JOD	2,900	$4,146,210
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	4,223,418
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,471,840
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,485,877

Total Jordan			$11,327,345

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$940,033

Total Kenya			$940,033

Lebanon — 0.3%
Lebanon Treasury Note, 5.94%, 1/9/14	LBP	2,436,130	$1,619,601
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,734,373
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	1,076,940	736,104
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	1,843,090	1,261,155

Total Lebanon			$5,351,233

Mexico — 2.7%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240	$18,814,179
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530	17,546,783
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350	11,109,214

Total Mexico			$47,470,176

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(3)	USD	1,420	$1,306,400

Total Mongolia			$1,306,400

New Zealand — 1.6%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	14,167	$11,059,540
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	7,822,782
New Zealand Government Bond, 6.00%, 12/15/17	NZD	9,220	8,093,410

Total New Zealand			$26,975,732

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(3)	USD	2,906	$2,717,110

Total Paraguay			$2,717,110

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/27/14	PHP	96,610	$2,276,644
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	10,849,868

Total Philippines			$13,126,512

Romania — 5.5%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	1,607	$2,255,027
Romania Government Bond, 5.75%, 1/27/16	RON	118,240	36,648,629
Romania Government Bond, 5.80%, 10/26/15	RON	84,200	26,110,067
Romania Government Bond, 5.85%, 7/28/14	RON	31,960	9,775,377
Romania Government Bond, 5.90%, 7/26/17	RON	30,660	9,650,252
Romania Government Bond, 6.00%, 4/30/15	RON	17,280	5,346,690
Romania Government Bond, 6.00%, 4/30/16	RON	17,790	5,553,640
Romania Government Bond, 11.00%, 3/5/14	RON	2,980	932,938

Total Romania			$96,272,620

Security	Principal Amount (000’s omitted)		Value
Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,550	$1,387,250
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	9,136	8,176,720

Total Rwanda			$9,563,970

Serbia — 4.1%
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090	$15,269,315
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	785,000	8,942,105
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	206,500	2,330,676
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900	1,179,113
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200	3,498,805
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	990,000	10,915,054
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120	1,167,735
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	2,605,481
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,599,484
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,446,663
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,039,950	11,771,025
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	7,778,702

Total Serbia			$70,504,158

Slovenia — 3.1%
Republic of Slovenia, 4.125%, 1/26/20	EUR	6,529	$7,884,150
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	15,355	18,416,840
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	29,436	27,976,563

Total Slovenia			$54,277,553

Sri Lanka — 3.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	14,210	$13,783,700
Republic of Sri Lanka, 5.875%, 7/25/22(3)	USD	2,755	2,672,350
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,113	1,126,912
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	2,660	2,693,250
Republic of Sri Lanka, 6.25%, 7/27/21(3)	USD	630	636,300
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	3,300	3,333,000
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	706,140	4,600,504
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	323,700	2,145,263
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	284,880	1,970,816
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,475,530	10,143,650
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,772,110	18,887,588
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	67,940	450,125

Total Sri Lanka			$62,443,458

Turkey — 4.5%
Turkey Government Bond, 0.00%, 9/11/13	TRY	2,197	$1,127,413
Turkey Government Bond, 0.00%, 4/9/14	TRY	17,538	8,552,475
Turkey Government Bond, 2.00%, 10/26/22	TRY	2,127	1,015,341
Turkey Government Bond, 3.00%, 1/6/21	TRY	66,306	34,301,280
Turkey Government Bond, 3.00%, 7/21/21	TRY	32,865	16,697,531
Turkey Government Bond, 3.00%, 2/23/22	TRY	15,924	8,184,420
Turkey Government Bond, 4.00%, 4/1/20	TRY	15,129	8,318,609

Total Turkey			$78,197,069

Uruguay — 1.0%
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	75,799	$3,509,646
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	99,999	4,716,364
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(2)	UYU	85,758	4,174,285
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(2)	UYU	86,888	4,324,365

Total Uruguay			$16,724,660

Total Foreign Government Bonds (identified cost $653,691,342)			$648,513,053

Collateralized Mortgage Obligations — 1.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$9,786,896	$1,711,704
Series 2770, (Interest Only), Class SH, 6.909%, 3/15/34(4)(5)	5,693,908	1,014,167
Series 2877, (Interest Only), Class WS, 6.409%, 10/15/34(4)(5)	6,596,498	271,272
Series 3572, (Interest Only), Class JS, 6.609%, 9/15/39(4)(5)	10,852,510	1,694,648
Series 3586, (Interest Only), Class GS, 6.059%, 10/15/39(4)(5)(6)	12,491,126	1,718,330
Series 3871, (Interest Only), Class MS, 7.009%, 6/15/41(4)(5)	7,131,456	1,337,822

		$7,747,943

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.31%, 10/25/35(4)(5)(6)	$17,360,665	$2,905,282
Series 2006-56, (Interest Only), Class CS, 7.02%, 7/25/36(4)(5)	8,054,485	1,325,357
Series 2006-72, (Interest Only), Class GI, 6.39%, 8/25/36(4)(5)(6)	28,307,623	4,374,979
Series 2006-96, (Interest Only), Class SM, 7.06%, 10/25/36(4)(5)(6)	18,207,763	3,322,683
Series 2007-36, (Interest Only), Class SG, 6.41%, 4/25/37(4)(5)	12,604,080	2,073,500
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)(6)	17,966,217	3,395,307
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(4)	9,096,052	798,698
Series 2010-109, (Interest Only), Class PS, 6.41%, 10/25/40(4)(5)	16,043,038	2,404,729
Series 2010-147, (Interest Only), Class KS, 5.76%, 1/25/41(4)(5)	12,572,481	1,903,458

		$22,503,993

Total Collateralized Mortgage Obligations (identified cost $29,698,804)		$30,251,936

Mortgage Pass-Throughs — 0.3%

Security	Principal Amount	Value
Federal National Mortgage Association:
6.00%, with various maturities to 2038(6)	$4,812,248	$5,232,193

Total Mortgage Pass-Throughs (identified cost $5,429,571)		$5,232,193

U.S. Treasury Obligations — 11.8%

Security	Principal Amount	Value
U.S. Treasury Note, 4.25%, 8/15/13	$103,000,000	$103,166,963
U.S. Treasury Note, 4.25%, 11/15/13(6)	100,000,000	101,212,900

Total U.S. Treasury Obligations (identified cost $204,348,160)		$204,379,863

Common Stocks — 1.7%

Security	Shares	Value
France — 0.3%
Sanofi	20,630	$2,159,625
Total SA	42,715	2,276,214

Total France		$4,435,839

Germany — 1.1%
Deutsche EuroShop AG	151,574	$6,390,147
Deutsche Wohnen AG	358,473	6,318,416
GSW Immobilien AG	148,898	6,038,678

Total Germany		$18,747,241

Security	Shares	Value
Luxembourg — 0.3%
GAGFAH SA(7)	504,391	$5,817,375

Total Luxembourg		$5,817,375

Total Common Stocks (identified cost $26,109,154)		$29,000,455

Precious Metals — 1.4%

Description	Troy Ounces	Value
Platinum(7)	17,693	$25,424,881

Total Precious Metals (identified cost $31,063,099)		$25,424,881

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Bank of America	COP	2,642,040	COP	1,845.00	6/12/14	$13,040
Colombian Peso	Citibank NA	COP	25,036,131	COP	1,757.00	2/18/14	30,933
Colombian Peso	Citibank NA	COP	24,594,379	COP	1,757.00	2/18/14	30,387
Colombian Peso	Citibank NA	COP	23,837,724	COP	1,757.00	2/18/14	29,452
Colombian Peso	Citibank NA	COP	15,432,000	COP	1,757.00	2/18/14	19,067
Colombian Peso	Citibank NA	COP	9,883,105	COP	1,757.00	2/18/14	12,211
Colombian Peso	Citibank NA	COP	31,669,425	COP	1,845.00	6/12/14	156,304
Colombian Peso	JPMorgan Chase Bank	COP	8,918,100	COP	1,757.00	2/18/14	11,018
Colombian Peso	JPMorgan Chase Bank	COP	8,041,196	COP	1,757.00	2/18/14	9,935
Colombian Peso	JPMorgan Chase Bank	COP	5,631,400	COP	1,757.00	2/18/14	6,958
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	896,000	INR	54.00	8/12/13	354
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	787,000	INR	54.00	8/12/13	311
Indian Rupee	Bank of America	INR	908,000	INR	54.00	8/12/13	358
Indian Rupee	Bank of America	INR	1,065,000	INR	55.00	8/16/13	2,189
Indian Rupee	Barclays Bank PLC	INR	896,000	INR	54.00	8/12/13	354
Indian Rupee	Deutsche Bank	INR	860,000	INR	54.00	8/12/13	339
Indian Rupee	Deutsche Bank	INR	1,239,921	INR	57.00	6/16/14	129,191
Indian Rupee	Goldman Sachs International	INR	570,000	INR	54.00	8/12/13	225
Indian Rupee	Goldman Sachs International	INR	678,000	INR	55.00	8/19/13	1,438
Indian Rupee	Goldman Sachs International	INR	1,174,748	INR	56.50	6/9/14	101,569
Indian Rupee	Goldman Sachs International	INR	1,217,229	INR	59.00	7/1/14	240,372
Indian Rupee	JPMorgan Chase Bank	INR	687,000	INR	54.00	8/12/13	271
Indian Rupee	JPMorgan Chase Bank	INR	610,000	INR	54.00	8/12/13	241
Indian Rupee	JPMorgan Chase Bank	INR	1,169,663	INR	56.50	6/9/14	101,129
Indian Rupee	JPMorgan Chase Bank	INR	1,099,074	INR	57.00	6/16/14	114,516
Indian Rupee	JPMorgan Chase Bank	INR	1,913,473	INR	58.00	6/19/14	275,606
Indian Rupee	JPMorgan Chase Bank	INR	1,159,291	INR	59.00	7/1/14	228,930

Total Currency Call Options Purchased (identified cost $5,651,630)							$1,516,698

Currency Put Options Purchased — 0.1%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	68,702	GBP	1.35	3/13/14	$345,834
British Pound Sterling	Citibank NA	GBP	50,625	GBP	1.40	3/13/14	488,033
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	32,707	GBP	1.35	3/13/14	164,641

Total Currency Put Options Purchased (identified cost $2,672,399)							$998,508

Interest Rate Swaptions — 0.0%(8)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$540,264

Total Interest Rate Swaptions (identified cost $1,495,200)				$540,264

Put Options Purchased — 0.0%(8)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	421	USD	95.00	8/12/13	$16,840

Total Put Options Purchased (identified cost $2,980,680)						$16,840

Short-Term Investments — 56.8%

Foreign Government Securities — 23.7%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.0%(8)
Georgia Treasury Bill, 0.00%, 5/8/14	GEL	945	$549,282

Total Georgia			$549,282

Kenya — 1.0%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	571,700	$6,194,271
Kenya Treasury Bill, 0.00%, 4/21/14	KES	630,600	6,816,740
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	2,231,440
Kenya Treasury Bill, 0.00%, 6/16/14	KES	156,000	1,653,335

Total Kenya			$16,895,786

Lebanon — 1.7%
Lebanon Treasury Bill, 0.00%, 10/10/13	LBP	2,768,530	$1,816,748
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	934,840	611,164
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	2,475,910	1,615,626

Security	Principal Amount (000’s omitted)		Value
Lebanon Treasury Bill, 0.00%, 12/5/13	LBP	4,401,980	$2,867,066
Lebanon Treasury Bill, 0.00%, 12/19/13	LBP	2,073,810	1,348,158
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	5,310,150	3,445,554
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	10,886,990	7,046,521
Lebanon Treasury Bill, 0.00%, 1/30/14	LBP	750,360	484,723
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	3,053,890	1,950,191
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,827,860	1,794,954
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	1,946,400	1,232,734
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	3,748,100	2,364,157
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,482,360	2,821,519

Total Lebanon			$29,399,115

Malaysia — 4.4%
Bank Negara Monetary Note, 0.00%, 9/5/13	MYR	15,144	$4,655,429
Bank Negara Monetary Note, 0.00%, 9/17/13	MYR	13,800	4,238,181
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	11,908	3,646,969
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	131,958	40,391,333
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	21,026	6,429,678
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	52,197	15,952,541
Bank Negara Monetary Note, 0.00%, 12/10/13	MYR	2,800	854,300

Total Malaysia			$76,168,431

Mexico — 3.4%
Mexico Cetes, 0.00%, 3/6/14	MXN	183,265	$14,018,427
Mexico Cetes, 0.00%, 4/3/14	MXN	562,189	42,852,958
Mexico Cetes, 0.00%, 6/26/14	MXN	32,210	2,433,097

Total Mexico			$59,304,482

Nigeria — 4.8%
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	8,299,000	$51,122,822
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	2,996,280	18,216,595
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	476,600	2,785,977
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	1,921,727	10,704,842

Total Nigeria			$82,830,236

Philippines — 2.7%
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	343,030	$7,897,141
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	37,760	868,938
Philippine Treasury Bill, 0.00%, 9/4/13	PHP	14,990	344,827
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	128,890	2,963,810
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	1,086,840	24,982,047
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	214,610	4,928,632
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	228,390	5,239,881

Total Philippines			$47,225,276

Romania — 0.7%
Romania Treasury Bill, 0.00%, 1/15/14	RON	42,700	$12,614,489

Total Romania			$12,614,489

Serbia — 1.6%
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	928,600	$10,734,692
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	347,160	3,842,446
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	329,990	3,609,952
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	792,600	8,534,751

Total Serbia			$26,721,841

Singapore — 0.1%
Monetary Authority of Singapore Bill, 0.00%, 9/20/13	SGD	2,991	$2,352,895

Total Singapore			$2,352,895

Sri Lanka — 3.3%
Sri Lanka Treasury Bill, 0.00%, 10/11/13	LKR	165,030	$1,234,113
Sri Lanka Treasury Bill, 0.00%, 1/17/14	LKR	940,730	6,849,883
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	941,700	6,774,005

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	1,285,010	$9,133,724
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	835,000	5,923,065
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	71,690	507,501
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	557,490	3,930,632
Sri Lanka Treasury Bill, 0.00%, 7/4/14	LKR	822,750	5,707,395
Sri Lanka Treasury Bill, 0.00%, 7/11/14	LKR	2,400,000	16,612,837

Total Sri Lanka			$56,673,155

Zambia — 0.0%(8)
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	4,195	$678,097

Total Zambia			$678,097

Total Foreign Government Securities (identified cost $419,660,661)			$411,413,085

U.S. Treasury Obligations — 9.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/22/13		$45,700	$45,699,817
U.S. Treasury Bill, 0.00%, 9/19/13(6)		16,000	15,999,456
U.S. Treasury Bill, 0.00%, 9/26/13(6)		49,200	49,197,885
U.S. Treasury Bill, 0.00%, 10/24/13		45,700	45,697,349

Total U.S. Treasury Obligations (identified cost $156,591,318)			$156,594,507

Repurchase Agreements — 13.1%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/24/13 with a maturity date of 8/28/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 5,684,092, collateralized by USD 5,700,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $5,639,061.	USD	5,686	$5,685,750
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 4,829,624, collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $6,433,202.	EUR	4,830	6,425,590
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 6,399,252, collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $8,532,407.	EUR	6,400	8,513,906
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 7,100,635, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $9,444,990.	EUR	7,101	9,447,063
Dated 7/29/13 with a maturity date of 8/8/13, an interest rate of 0.09% payable by the Portfolio and repurchase proceeds of EUR 22,421,420, collateralized by EUR 19,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $30,060,919.	EUR	22,422	29,828,854

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.20% and repurchase proceeds of USD 9,513,238, collateralized by USD 9,632,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $9,474,713.	USD	9,512	$9,511,600
Dated 7/10/13 with a maturity date of 8/15/13, an interest rate of 0.10% and repurchase proceeds of USD 3,977,830, collateralized by USD 3,470,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $3,883,291.	USD	3,977	3,977,488
Dated 7/12/13 with a maturity date of 8/19/13, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,833,644, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $2,740,483.	USD	2,835	2,835,074
Dated 7/12/13 with a maturity date of 8/19/13, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 6,507,599, collateralized by USD 5,630,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $6,469,984.	USD	6,510	6,509,687
Dated 7/18/13 with a maturity date of 8/23/13, an interest rate of 0.10% and repurchase proceeds of USD 3,444,860, collateralized by USD 3,040,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $3,402,077.	USD	3,445	3,444,573
Dated 7/18/13 with a maturity date of 8/23/13, an interest rate of 0.20% and repurchase proceeds of USD 3,549,366, collateralized by USD 3,610,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $3,551,050.	USD	3,549	3,548,775
Dated 7/24/13 with a maturity date of 8/29/13, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 3,641,820, collateralized by USD 3,656,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $3,616,914.	USD	3,642	3,642,290
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.11% payable by the Portfolio and repurchase proceeds of EUR 29,191,183, collateralized by EUR 25,152,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $39,074,534.	EUR	29,192	38,835,315
Citibank PLC:
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.11% payable by the Portfolio and repurchase proceeds of EUR 14,922,248, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $19,866,928.	EUR	14,923	19,852,234
Dated 7/31/13 with a maturity date of 8/12/13, an interest rate of 0.11% payable by the Portfolio and repurchase proceeds of EUR 1,000,015, collateralized by EUR 862,100 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $1,339,303.	EUR	1,000	1,330,398
Nomura International PLC:
Dated 6/25/13 with a maturity date of 10/16/13, an interest rate of 0.20% and repurchase proceeds of USD 4,227,317, collateralized by USD 3,510,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $4,257,201.	USD	4,225	4,225,158
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 3,276,319, collateralized by USD 2,702,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $3,277,196.	USD	3,278	3,277,684

Description	Principal Amount (000’s omitted)		Value
Dated 7/11/13 with a maturity date of 8/15/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 1,612,695, collateralized by USD 1,330,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $1,613,127.	USD	1,613	$1,613,368
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.03% payable by the Portfolio and repurchase proceeds of EUR 22,440,376, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $30,045,383.	EUR	22,441	29,853,724
Dated 7/25/13 with a maturity date of 8/6/13, an interest rate of 0.03% payable by the Portfolio and repurchase proceeds of EUR 1,224,691, collateralized by EUR 1,045,400 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,630,467.	EUR	1,225	1,629,277
Dated 7/29/13 with a maturity date of 8/8/13, an interest rate of 0.02% payable by the Portfolio and repurchase proceeds of EUR 17,443,796, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $23,217,741.	EUR	17,444	23,206,441
Dated 7/29/13 with a maturity date of 8/8/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 4,189,967, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,576,199.	EUR	4,190	5,574,177
Dated 7/31/13 with a maturity date of 9/4/13, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 4,134,441, collateralized by USD 3,900,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $4,139,362.	USD	4,136	4,136,164

Total Repurchase Agreements (identified cost $226,580,026)			$226,904,590

Other — 11.0%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)		$190,514	$190,513,630

Total Other (identified cost $190,513,630)			$190,513,630

Total Short-Term Investments (identified cost $993,345,635)			$985,425,812

Total Investments — 111.3% (identified cost $1,956,485,674)			$1,931,300,503

Currency Call Options Written — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	1,239,462	INR	54.00	8/12/13	$(489)
Indian Rupee	Citibank NA	INR	1,178,280	INR	54.00	8/12/13	(465)
Indian Rupee	Deutsche Bank	INR	633,478	INR	54.00	8/12/13	(250)
Indian Rupee	Goldman Sachs International	INR	1,065,000	INR	55.00	8/16/13	(2,189)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	HSBC Bank USA	INR	1,286,280	INR	54.00	8/12/13	$(508)
Indian Rupee	JPMorgan Chase Bank	INR	678,000	INR	55.00	8/19/13	(1,439)
Indian Rupee	Nomura International PLC	INR	1,286,280	INR	54.00	8/12/13	(508)
Indian Rupee	Standard Chartered Bank	INR	590,220	INR	54.00	8/12/13	(233)

Total Currency Call Options Written (premiums received $5,791,622)							$(6,081)

Currency Put Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	1,192,265	INR	67.00	6/16/14	$(702,208)
Indian Rupee	Goldman Sachs International	INR	1,069,315	INR	65.00	6/9/14	(810,475)
Indian Rupee	Goldman Sachs International	INR	1,485,432	INR	72.00	7/1/14	(493,844)
Indian Rupee	JPMorgan Chase Bank	INR	1,088,360	INR	65.00	6/9/14	(824,910)
Indian Rupee	JPMorgan Chase Bank	INR	1,007,211	INR	67.00	6/16/14	(593,217)
Indian Rupee	JPMorgan Chase Bank	INR	2,309,364	INR	70.00	6/19/14	(935,590)
Indian Rupee	JPMorgan Chase Bank	INR	1,414,728	INR	72.00	7/1/14	(470,338)

Total Currency Put Options Written (premiums received $2,584,548)							$(4,830,582)

Other Assets, Less Liabilities — (11.0)%							$(191,764,660)

Net Assets — 100.0%							$1,734,699,180

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

COP	-	Colombian Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $73,019,281 or 4.2% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $94,875,734 or 5.5% of the Portfolio’s net assets.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2013.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(7)	Non-income producing.

(8)	Amount is less than 0.05%.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $151,538.

Securities Sold Short — (12.8)%

Foreign Government Bonds — (12.8)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.3)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(22,585,813)

Total Belgium			$(22,585,813)

Dominican Republic — (0.9)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(5,700)	$(5,543,250)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(3,656)	(3,555,460)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(5,630)	(6,333,750)

Total Dominican Republic			$(15,432,460)

France — (6.8)%
Government of France, 3.75%, 10/25/19	EUR	(13,783)	$(20,967,956)
Government of France, 4.00%, 10/25/38	EUR	(64,704)	(97,751,411)

Total France			$(118,719,367)

Qatar — (2.1)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(3,900)	$(4,134,000)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(6,510)	(7,274,925)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(2,557)	(2,735,990)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(7,542)	(8,993,835)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(13,242)	(13,010,265)

Total Qatar			$(36,149,015)

Security	Principal Amount (000’s omitted)		Value
Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,574,857)

Total Spain			$(5,574,857)

Supranational — (1.4)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(6,323,328)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(9,343,775)
European Investment Bank, 4.625%, 4/15/20	EUR	(5,300)	(8,435,917)

Total Supranational			$(24,103,020)

Total Foreign Government Bonds (proceeds $215,614,486)			$(222,564,532)

Total Securities Sold Short (proceeds $215,614,486)			$(222,564,532)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $42,363,331 or 2.4% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/28/13	Gold 8,388 Troy Ounces	United States Dollar 10,868,013	Citibank NA	$(240,610)
8/28/13	Gold 3,113 Troy Ounces	United States Dollar 4,033,396	Merrill Lynch International	(89,296)

				$(329,906)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/1/13	Japanese Yen 420,755,000	United States Dollar 4,197,225	BNP Paribas	$(100,140)
8/5/13	Euro 9,680,000	United States Dollar 12,582,548	Goldman Sachs International	(295,365)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/7/13	New Taiwan Dollar 963,706,000	United States Dollar 32,681,294	Credit Suisse International	$549,745
8/12/13	British Pound Sterling 12,220,000	United States Dollar 19,188,150	Goldman Sachs International	599,807
8/12/13	British Pound Sterling 22,318,000	United States Dollar 34,480,417	Goldman Sachs International	531,593
8/12/13	British Pound Sterling 11,411,000	United States Dollar 17,620,216	Goldman Sachs International	262,476
8/12/13	British Pound Sterling 10,350,225	United States Dollar 16,003,570	Goldman Sachs International	259,419
8/12/13	British Pound Sterling 7,192,200	United States Dollar 11,184,662	Goldman Sachs International	244,312
8/15/13	Malaysian Ringgit 51,265,500	United States Dollar 15,824,639	JPMorgan Chase Bank	36,293
8/15/13	Malaysian Ringgit 51,265,500	United States Dollar 15,830,992	Standard Chartered Bank	42,645
8/21/13	Chilean Peso 2,209,217,000	United States Dollar 4,560,729	JPMorgan Chase Bank	273,523
8/21/13	Chilean Peso 2,010,504,000	United States Dollar 3,959,244	JPMorgan Chase Bank	57,661
8/21/13	Chilean Peso 4,878,204,000	United States Dollar 10,011,707	Standard Chartered Bank	545,066
8/30/13	Singapore Dollar 8,466,000	Euro 5,069,461	Goldman Sachs International	82,957
9/5/13	Malaysian Ringgit 59,753,000	United States Dollar 18,360,117	Bank of America	(14,757)
9/5/13	Malaysian Ringgit 38,470,000	United States Dollar 11,822,372	Deutsche Bank	(7,685)
9/5/13	Malaysian Ringgit 36,538,000	United States Dollar 11,225,192	Goldman Sachs International	(10,749)
9/5/13	Malaysian Ringgit 55,863,000	United States Dollar 17,162,212	HSBC Bank USA	(16,433)
9/5/13	Malaysian Ringgit 1,066,000	United States Dollar 327,456	JPMorgan Chase Bank	(354)
9/5/13	Malaysian Ringgit 35,218,000	United States Dollar 10,822,322	Standard Chartered Bank	(7,700)
9/5/13	Russian Ruble 1,689,315,102	United States Dollar 51,218,528	Bank of America	265,740
9/5/13	Russian Ruble 495,640,021	United States Dollar 15,045,610	Citibank NA	96,214
9/5/13	Russian Ruble 582,265,812	United States Dollar 17,680,583	Standard Chartered Bank	118,397
9/10/13	Euro 35,966,745	United States Dollar 47,169,487	Bank of America	(685,116)
9/10/13	Euro 22,706,364	United States Dollar 29,866,175	Goldman Sachs International	(345,178)
9/10/13	Russian Ruble 1,462,974,283	United States Dollar 44,787,212	Bank of America	696,237
9/10/13	Russian Ruble 629,570,242	United States Dollar 19,279,444	BNP Paribas	305,518
9/10/13	Russian Ruble 545,329,625	United States Dollar 16,699,984	Standard Chartered Bank	264,893
9/11/13	New Turkish Lira 7,728,092	United States Dollar 3,983,553	Goldman Sachs International	21,787
9/11/13	New Turkish Lira 13,604,948	United States Dollar 6,861,483	Standard Chartered Bank	(113,022)
9/11/13	South African Rand 487,625,344	United States Dollar 48,134,381	Bank of America	(1,014,882)
9/13/13	Serbian Dinar 129,027,000	Euro 1,117,310	Citibank NA	(7,009)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
9/16/13	Russian Ruble 196,602,000	United States Dollar 6,083,547	JPMorgan Chase Bank	$164,005
9/17/13	Japanese Yen 1,483,676,000	United States Dollar 14,945,865	Bank of America	(211,171)
9/17/13	Japanese Yen 13,993,697,000	United States Dollar 140,994,428	Goldman Sachs International	(1,963,313)
9/25/13	New Taiwan Dollar 404,900,000	United States Dollar 13,451,827	Goldman Sachs International	(37,862)
9/25/13	New Taiwan Dollar 404,900,000	United States Dollar 13,425,066	Standard Chartered Bank	(64,623)
9/30/13	New Zealand Dollar 19,642,467	United States Dollar 15,247,465	Goldman Sachs International	(374,741)
9/30/13	New Zealand Dollar 16,090,000	United States Dollar 12,488,093	Wells Fargo Bank NA	(308,737)
10/2/13	Australian Dollar 12,687,000	United States Dollar 11,622,814	Goldman Sachs International	265,796
10/2/13	Australian Dollar 7,241,000	United States Dollar 6,600,172	Goldman Sachs International	118,247
10/2/13	Australian Dollar 41,891,096	United States Dollar 38,197,768	JPMorgan Chase Bank	698,126
10/2/13	Australian Dollar 41,900,000	United States Dollar 38,205,677	Standard Chartered Bank	698,065
10/2/13	Australian Dollar 5,869,000	United States Dollar 5,383,399	Standard Chartered Bank	129,648
10/2/13	Japanese Yen 1,432,200,000	United States Dollar 14,438,956	Standard Chartered Bank	(193,322)
10/2/13	South African Rand 197,106,755	United States Dollar 19,457,274	Standard Chartered Bank	(350,161)
10/15/13	Hungarian Forint 3,425,128,000	Euro 11,617,692	Bank of America	335,382
10/15/13	Hungarian Forint 12,525,205,145	Euro 42,495,776	Credit Suisse International	1,241,790
10/15/13	Hungarian Forint 13,515,287,000	Euro 45,842,504	JPMorgan Chase Bank	1,323,393
10/15/13	Hungarian Forint 2,162,266,643	Euro 7,337,926	Standard Chartered Bank	216,693
10/15/13	New Taiwan Dollar 220,106,000	United States Dollar 7,366,825	Goldman Sachs International	31,474
10/30/13	Euro 77,407,264	United States Dollar 102,775,172	Australia and New Zealand Banking Group Limited	(236,405)
10/30/13	Euro 43,791,925	United States Dollar 58,148,669	Bank of America	(128,487)
10/30/13	Euro 12,164,037	United States Dollar 16,157,612	Citibank NA	(29,973)
10/30/13	Euro 68,403,935	United States Dollar 90,862,315	Goldman Sachs International	(167,866)
10/30/13	Euro 7,677,000	United States Dollar 10,197,589	Toronto-Dominion Bank	(18,763)
10/31/13	British Pound Sterling 1,122,392	United States Dollar 1,697,158	State Street Bank and Trust Co.	(9,311)
11/1/13	Japanese Yen 2,315,396,000	United States Dollar 23,594,709	Standard Chartered Bank	(64,984)
11/5/13	Swiss Franc 32,569,680	United States Dollar 35,208,562	Goldman Sachs International	(13,707)
12/16/13	Russian Ruble 113,515,000	United States Dollar 3,458,714	Goldman Sachs International	89,229
12/16/13	Russian Ruble 32,842,000	United States Dollar 1,012,548	JPMorgan Chase Bank	37,693

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
12/18/13	Sri Lanka Rupee 271,891,908	United States Dollar 2,049,694	HSBC Bank USA	$37,424
12/18/13	Sri Lanka Rupee 175,906,314	United States Dollar 1,324,097	HSBC Bank USA	22,216
1/3/14	Brazilian Real 919,000	United States Dollar 395,269	BNP Paribas	5,097
1/3/14	Brazilian Real 20,101,000	United States Dollar 8,835,604	State Street Bank and Trust Co.	301,488
1/9/14	Sri Lanka Rupee 401,500,000	United States Dollar 2,982,912	HSBC Bank USA	22,010
3/21/14	Croatian Kuna 5,873,000	Euro 762,826	Citibank NA	(17,892)
3/21/14	Croatian Kuna 6,379,000	Euro 828,226	Citibank NA	(19,864)
3/21/14	Croatian Kuna 9,637,000	Euro 1,250,243	Citibank NA	(31,327)
3/21/14	Croatian Kuna 28,551,000	Euro 3,727,041	Citibank NA	(62,161)
3/21/14	Croatian Kuna 23,125,000	Euro 3,024,853	Deutsche Bank	(42,197)
4/2/14	Croatian Kuna 5,887,000	Euro 763,950	Citibank NA	(18,579)
4/2/14	Croatian Kuna 22,158,100	Euro 2,891,381	Citibank NA	(48,692)
4/2/14	Croatian Kuna 25,478,000	Euro 3,321,881	Citibank NA	(59,595)
4/2/14	Croatian Kuna 29,613,000	Euro 3,862,020	Citibank NA	(67,926)
4/2/14	Croatian Kuna 6,551,700	Euro 849,161	Deutsche Bank	(22,071)
4/3/14	Croatian Kuna 9,970,000	Euro 1,295,478	Citibank NA	(29,186)
4/3/14	Croatian Kuna 17,473,000	Euro 2,268,926	Citibank NA	(53,114)

				$3,727,639

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/1/13	Japanese Yen 420,755,000	United States Dollar 4,285,547	Standard Chartered Bank	$11,818
8/8/13	Indian Rupee 562,202,000	United States Dollar 9,310,292	JPMorgan Chase Bank	(76,268)
8/8/13	Zambian Kwacha 4,503,000	United States Dollar 821,715	Standard Chartered Bank	(1,232)
8/8/13	Zambian Kwacha 5,190,000	United States Dollar 947,080	Standard Chartered Bank	(1,419)
8/8/13	Zambian Kwacha 5,293,000	United States Dollar 966,405	Standard Chartered Bank	(1,977)
8/8/13	Zambian Kwacha 17,770,000	United States Dollar 3,243,529	Standard Chartered Bank	(5,689)
8/12/13	Indian Rupee 1,068,101,000	United States Dollar 17,676,621	Credit Suisse International	(148,450)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/13/13	Mexican Peso 30,909,959	United States Dollar 2,556,803	JPMorgan Chase Bank	$(139,406)
8/19/13	Philippine Peso 494,200,000	United States Dollar 11,519,814	JPMorgan Chase Bank	(128,422)
8/20/13	Colombian Peso 10,395,158,000	United States Dollar 5,592,553	Citibank NA	(116,824)
8/20/13	Colombian Peso 16,178,808,000	United States Dollar 8,704,133	Morgan Stanley & Co. International PLC	(181,823)
8/20/13	Malaysian Ringgit 12,686,000	United States Dollar 4,202,889	Citibank NA	(297,364)
8/26/13	Malaysian Ringgit 13,972,000	United States Dollar 4,386,538	BNP Paribas	(86,965)
8/30/13	Singapore Dollar 8,649,000	Euro 5,303,532	Citibank NA	(250,381)
8/30/13	Singapore Dollar 11,388,000	Euro 6,977,407	Deutsche Bank	(322,130)
8/30/13	Singapore Dollar 12,521,000	Euro 7,674,439	Standard Chartered Bank	(357,963)
8/30/13	Singapore Dollar 14,610,000	United States Dollar 11,497,690	Nomura International PLC	(1,210)
9/3/13	Philippine Peso 334,249,009	United States Dollar 7,727,050	Goldman Sachs International	(15,688)
9/3/13	Philippine Peso 169,837,360	United States Dollar 3,926,240	JPMorgan Chase Bank	(7,971)
9/3/13	Singapore Dollar 43,234,000	United States Dollar 34,096,752	Goldman Sachs International	(76,199)
9/5/13	Philippine Peso 429,060,000	United States Dollar 9,872,981	Bank of America	26,065
9/5/13	Philippine Peso 356,105,000	United States Dollar 8,195,176	Goldman Sachs International	20,690
9/5/13	Philippine Peso 374,848,000	United States Dollar 8,623,539	JPMorgan Chase Bank	24,756
9/9/13	Mexican Peso 184,645,000	United States Dollar 14,127,931	JPMorgan Chase Bank	275,449
9/9/13	Norwegian Krone 55,768,000	Euro 6,989,610	Goldman Sachs International	150,659
9/12/13	Kenyan Shilling 628,000,000	United States Dollar 7,177,143	Standard Chartered Bank	(41,509)
9/13/13	Serbian Dinar 473,363,290	Euro 4,122,476	Deutsche Bank	(5,399)
9/16/13	Russian Ruble 196,602,000	United States Dollar 6,145,733	HSBC Bank USA	(226,190)
9/18/13	Israeli Shekel 30,587,000	Euro 6,499,023	Citibank NA	(74,797)
9/18/13	Polish Zloty 56,084,000	Euro 13,133,504	Standard Chartered Bank	21,747
9/18/13	Indian Rupee 1,137,604,000	United States Dollar 18,921,435	Standard Chartered Bank	(408,005)
9/20/13	Norwegian Krone 473,796,505	Euro 59,632,299	Standard Chartered Bank	911,401
9/20/13	Swedish Krona 206,844,945	Euro 23,705,119	Deutsche Bank	158,021
9/20/13	Swedish Krona 220,774,945	Euro 25,301,689	Standard Chartered Bank	168,471
9/23/13	Indian Rupee 621,381,000	United States Dollar 10,253,812	Goldman Sachs International	(153,614)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/23/13	Singapore Dollar 43,865,000	United States Dollar 34,569,584	Citibank NA	$(52,126)
9/24/13	Singapore Dollar 15,183,242	United States Dollar 11,968,502	JPMorgan Chase Bank	(20,772)
9/25/13	Israeli Shekel 30,840,000	United States Dollar 8,614,285	Citibank NA	27,864
9/25/13	Philippine Peso 1,188,758,000	United States Dollar 27,525,670	JPMorgan Chase Bank	(90,231)
9/26/13	Colombian Peso 49,663,500,000	United States Dollar 26,062,554	Standard Chartered Bank	(11,691)
9/30/13	Romanian Leu 33,963,000	Euro 7,615,022	Citibank NA	41,591
9/30/13	Romanian Leu 25,736,651	Euro 5,724,981	JPMorgan Chase Bank	92,152
10/1/13	Philippine Peso 167,134,041	United States Dollar 3,861,960	Goldman Sachs International	(4,279)
10/1/13	Philippine Peso 337,712,590	United States Dollar 7,799,907	JPMorgan Chase Bank	(5,041)
10/10/13	Philippine Peso 329,454,000	United States Dollar 7,533,821	Bank of America	69,961
10/10/13	Philippine Peso 286,772,000	United States Dollar 6,559,286	Goldman Sachs International	59,398
10/15/13	Kenyan Shilling 200,000,000	United States Dollar 2,271,437	Standard Chartered Bank	(9,563)
10/17/13	Malaysian Ringgit 52,718,000	United States Dollar 16,462,543	Deutsche Bank	(290,858)
10/21/13	Singapore Dollar 1,025,000	United States Dollar 813,027	JPMorgan Chase Bank	(6,438)
10/24/13	Indian Rupee 615,961,000	United States Dollar 10,160,517	Bank of America	(232,431)
10/24/13	Indian Rupee 567,622,000	United States Dollar 9,363,146	JPMorgan Chase Bank	(214,190)
10/31/13	Indian Rupee 283,299,000	United States Dollar 4,675,132	BNP Paribas	(118,022)
10/31/13	Indian Rupee 289,101,000	United States Dollar 4,770,880	Goldman Sachs International	(120,439)
11/29/13	Kenyan Shilling 200,000,000	United States Dollar 2,305,476	Standard Chartered Bank	(56,703)
12/16/13	Russian Ruble 146,357,000	United States Dollar 4,517,889	Credit Suisse International	(173,548)
4/11/14	Kenyan Shilling 151,631,000	United States Dollar 1,645,480	Standard Chartered Bank	6,697
4/11/14	Kenyan Shilling 49,639,000	United States Dollar 557,116	Standard Chartered Bank	(16,247)
5/16/14	Russian Ruble 462,775,913	United States Dollar 13,928,545	Bank of America	(510,607)
5/16/14	Russian Ruble 1,314,881,317	United States Dollar 39,450,385	Bank of America	(1,326,109)
5/16/14	Russian Ruble 521,508,335	United States Dollar 15,630,401	Citibank NA	(509,548)
5/16/14	Russian Ruble 612,677,066	United States Dollar 18,358,740	Standard Chartered Bank	(594,499)
5/27/14	Russian Ruble 198,621,728	United States Dollar 5,966,408	Bank of America	(216,039)
5/27/14	Russian Ruble 1,340,109,541	United States Dollar 40,437,063	Bank of America	(1,639,066)

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
5/27/14	Russian Ruble 662,501,302	United States Dollar 19,897,922	BNP Paribas	$(717,606)
5/27/14	Russian Ruble 573,816,993	United States Dollar 17,317,549	Standard Chartered Bank	(704,765)
7/21/14	Indonesian Rupiah 128,011,622,000	United States Dollar 11,253,769	Barclays Bank PLC	32,066
7/21/14	Indonesian Rupiah 70,675,742,000	United States Dollar 6,254,490	Standard Chartered Bank	(23,535)
7/22/14	Indonesian Rupiah 70,805,078,300	United States Dollar 6,200,094	Goldman Sachs International	40,994

				$(8,651,448)

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
8/13	391 CAC 40 Index	Short	$(20,341,122)	$(20,757,255)	$(416,133)
9/13	709 Euro-Bobl	Short	(119,098,257)	(118,675,690)	422,567
9/13	105 Euro-Bund	Short	(20,063,190)	(19,887,200)	175,990
9/13	79 Euro-Schatz	Short	(11,615,390)	(11,609,610)	5,780
9/13	340 IMM 10-Year Interest Rate Swap	Long	33,853,800	35,047,506	1,193,706
9/13	59 Japan 10-Year Bond	Short	(85,911,858)	(86,544,582)	(632,724)
9/13	298 Nikkei 225 Index	Long	40,377,775	41,393,116	1,015,341
9/13	2 U.S. 10-Year Deliverable Interest Rate Swap	Short	(189,083)	(189,281)	(198)
9/13	61 U.S. 5-Year Deliverable Interest Rate Swap	Short	(5,984,056)	(5,980,860)	3,196
10/13	401 Platinum	Long	26,718,630	28,657,465	1,938,835
12/13	102 Gold	Short	(13,558,553)	(13,392,600)	165,953

					$3,872,313

CAC 40 Index: Cotation Assistée en Continu Index comprised of 40 largest companies listed on the Paris Bourse Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
ICE Clear Europe	NZD	10,000	Pays	3-month NZD Bank Bill	4.06%	6/5/23	$(358,306)
LCH.Clearnet	AUD	13,331	Pays	6-month AUD Bank Bill	4.32	7/4/23	94,631
LCH.Clearnet	AUD	13,089	Pays	6-month AUD Bank Bill	4.31	7/4/23	83,103
LCH.Clearnet	AUD	17,116	Pays	6-month AUD Bank Bill	4.31	7/15/23	101,574

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH Clear	AUD	29,475	Pays	6-month AUD Bank Bill	4.32%	7/18/23	$223,251
LCH Clear	NZD	12,749	Pays	3-month NZD Bank Bill	3.78	10/30/22	(550,448)
LCH Clear	NZD	6,450	Pays	3-month NZD Bank Bill	4.07	6/5/23	(225,947)

							$(632,142)

AUD	-	Australian Dollar

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	CLP	10,509,000	Pays	6-month Sinacofi Chile Interbank Rate	2.19%	4/23/18	$117,464
Bank of America	CLP	10,509,000	Receives	6-month Sinacofi Chile Interbank Rate	4.93	4/23/18	(321,180)
Bank of America	CLP	2,724,091	Pays	6-month Sinacofi Chile Interbank Rate	2.13	5/3/18	11,846
Bank of America	CLP	2,724,091	Receives	6-month Sinacofi Chile Interbank Rate	4.86	5/3/18	9,470
Bank of America	CLP	4,413,690	Receives	6-month Sinacofi Chile Interbank Rate	4.80	5/10/18	39,025
Bank of America	CLP	4,413,690	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/10/18	5,601
Bank of America	CLP	10,493,516	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	130,357
Bank of America	CLP	10,493,516	Pays	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	7,546
Bank of America	CLP	3,952,822	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	59,539
Bank of America	CLP	3,952,822	Pays	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	15,781
Bank of America	CLP	6,638,910	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/20/18	94,968
Bank of America	CLP	6,638,910	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/20/18	6,817
Bank of America	HUF	586,900	Pays	6-month HUF BUBOR	5.75	12/16/16	169,131
Bank of America	HUF	787,130	Receives	6-month HUF BUBOR	7.32	12/16/16	(430,566)
Bank of America	HUF	312,000	Pays	6-month HUF BUBOR	6.99	12/19/16	153,376
Bank of America	HUF	312,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(166,193)
Bank of America	HUF	260,000	Pays	6-month HUF BUBOR	6.97	12/20/16	127,115
Bank of America	HUF	260,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(142,925)
Bank of America	HUF	358,000	Pays	6-month HUF BUBOR	6.91	12/21/16	171,146
Bank of America	HUF	358,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(199,528)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	107,904
Bank of America	HUF	111,400	Pays	6-month HUF BUBOR	5.11	12/22/16	18,624
Bank of America	HUF	111,400	Receives	6-month HUF BUBOR	7.32	12/22/16	(60,750)
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	40,305
Bank of America	HUF	339,000	Pays	6-month HUF BUBOR	6.95	1/17/17	163,254
Bank of America	HUF	339,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(216,528)
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	3,320
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	135,522

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31%	8/10/17	$163,403
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	337,854
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	314,690
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	66,041
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(25,138)
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(160,561)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	386,170
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	199,508
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	363,372
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	615,060
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	339,512
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	349,559
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(46,471)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	58,291
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	268,642
Citibank NA	CLP	1,694,460	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	30,187
Citibank NA	CLP	1,694,460	Pays	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	(4,673)
Citibank NA	MXN	262,830	Receives	Mexican Interbank TIIE 28 Day	5.40	7/13/18	244,477
Citibank NA	MXN	133,530	Receives	Mexican Interbank TIIE 28 Day	5.44	7/17/18	108,732
Citibank NA	MXN	128,910	Receives	Mexican Interbank TIIE 28 Day	5.40	7/18/18	125,893
Citibank NA	MXN	150,880	Pays	Mexican Interbank TIIE 28 Day	6.38	7/7/23	(244,198)
Citibank NA	MXN	76,580	Pays	Mexican Interbank TIIE 28 Day	6.40	7/11/23	(115,192)
Citibank NA	MXN	73,930	Pays	Mexican Interbank TIIE 28 Day	6.36	7/12/23	(130,952)
Citibank NA	NZD	13,065	Pays	3-month NZD Bank Bill	3.82	8/13/22	(480,654)
Citibank NA	NZD	17,922	Pays	3-month NZD Bank Bill	3.86	8/13/22	(608,331)
Citibank NA	NZD	7,279	Pays	3-month NZD Bank Bill	3.78	10/30/22	(314,265)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	190,895
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	239,810
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	48,803
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	158,436
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	156,932
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	110,636
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	91,034
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	264,004
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(104,494)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	40,405
Credit Suisse International	HUF	492,670	Pays	6-month HUF BUBOR	6.93	12/16/16	237,918
Credit Suisse International	HUF	492,670	Receives	6-month HUF BUBOR	7.32	12/16/16	(269,494)
Credit Suisse International	HUF	120,600	Pays	6-month HUF BUBOR	6.98	12/22/16	59,041
Credit Suisse International	HUF	120,600	Receives	6-month HUF BUBOR	7.29	12/22/16	(65,173)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	103,000	Pays	6-month HUF BUBOR	6.99%	12/27/16	$50,837
Credit Suisse International	HUF	103,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(57,122)
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	28,290
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	45,452
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(256,737)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	54,039
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(304,872)
Credit Suisse International	HUF	176,000	Pays	6-month HUF BUBOR	7.10	1/17/17	88,933
Credit Suisse International	HUF	176,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(110,111)
Credit Suisse International	HUF	186,000	Pays	6-month HUF BUBOR	5.87	1/20/17	56,547
Credit Suisse International	HUF	186,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(113,801)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	197,654
Deutsche Bank	CLP	4,483,020	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	47,510
Deutsche Bank	CLP	4,483,020	Pays	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	1,455
Deutsche Bank	CLP	13,240,270	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	217,445
Deutsche Bank	CLP	13,240,270	Pays	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	(7,542)
Deutsche Bank	CLP	5,224,497	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	73,967
Deutsche Bank	CLP	5,224,497	Pays	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	21,061
Deutsche Bank	CLP	6,579,260	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	117,209
Deutsche Bank	CLP	6,579,260	Pays	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	(24,369)
Deutsche Bank	CLP	1,114,809	Receives	6-month Sinacofi Chile Interbank Rate	4.64	5/23/18	25,684
Deutsche Bank	CLP	1,114,809	Pays	6-month Sinacofi Chile Interbank Rate	1.93	5/23/18	(9,927)
Deutsche Bank	HUF	182,820	Pays	6-month HUF BUBOR	7.01	1/19/17	89,432
Deutsche Bank	HUF	182,820	Receives	6-month HUF BUBOR	7.98	1/19/17	(118,413)
Deutsche Bank	NZD	14,775	Pays	3-month NZD Bank Bill	3.79	10/30/22	(626,385)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	77,689
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	576,063
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	326,150
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	218,654
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	195,514
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	67,501
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(26,867)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	113,329
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	777,872
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(865,319)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	256,022
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(290,989)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(355,281)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	309,333
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(340,133)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	102,628
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(340,621)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09%	1/20/17	$40,295
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(138,887)
JPMorgan Chase Bank	MXN	386,270	Receives	Mexico Interbank TIIE 28 Day	5.41	7/13/18	345,810
JPMorgan Chase Bank	MXN	100,150	Receives	Mexico Interbank TIIE 28 Day	5.45	7/17/18	79,801
JPMorgan Chase Bank	MXN	217,990	Pays	Mexico Interbank TIIE 28 Day	6.39	7/7/23	(339,901)
JPMorgan Chase Bank	MXN	56,690	Pays	Mexico Interbank TIIE 28 Day	6.41	7/11/23	(83,261)
JPMorgan Chase Bank	NZD	38,220	Pays	3-month NZD Bank Bill	4.12	2/18/23	(793,457)
JPMorgan Chase Bank	NZD	9,548	Pays	3-month NZD Bank Bill	4.13	2/25/23	(200,431)
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	(466,255)
JPMorgan Chase Bank	NZD	15,226	Pays	3-month NZD Bank Bill	4.14	2/25/23	(300,599)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(196,500)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(196,741)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	152,228
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-month HUF BUBOR	6.94	12/19/16	324,343
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(360,192)
Morgan Stanley & Co. International PLC	HUF	265,000	Pays	6-month HUF BUBOR	7.02	12/20/16	131,738
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(146,545)
Nomura International PLC	HUF	457,000	Pays	6-month HUF BUBOR	6.99	12/21/16	224,883
Nomura International PLC	HUF	457,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(254,922)

							$1,159,338

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$3,100	1.00	%(1)	9/20/18	2.01%	$(147,053)	$118,339	$(28,714)
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	2.01	(152,758)	122,733	(30,025)
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.54	(10,262)	3,426	(6,836)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.54	(36,782)	12,869	(23,913)
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	2.00	(285,925)	203,480	(82,445)
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	2.00	(190,621)	63,051	(127,570)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	2.00	(558,140)	155,938	(402,202)
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	2.00	(1,003,433)	372,355	(631,078)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.54	(26,289)	10,299	(15,990)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.54	(44,162)	17,156	(27,006)
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	2.00	(95,692)	52,822	(42,870)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	2.00	(190,622)	113,021	(77,601)
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	2.00	(159,741)	91,380	(68,361)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	1.44	(39,645)	57,388	17,743
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.54	(10,262)	4,026	(6,236)
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.54	(23,061)	8,481	(14,580)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$4,785	1.00	%(1)	12/20/15	1.54	$(55,172)	$23,561	$(31,611)
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.61	(132,888)	74,413	(58,475)
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.61	(119,599)	37,867	(81,732)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	2.00	(141,056)	108,764	(32,292)
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	2.00	(185,280)	146,457	(38,823)
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	2.00	(217,309)	154,645	(62,664)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	2.00	(117,039)	87,891	(29,148)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	2.00	(571,850)	435,155	(136,695)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	2.07	(114,645)	55,068	(59,577)
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	2.00	(190,621)	111,110	(79,511)
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	2.07	(108,278)	54,053	(54,225)
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	2.07	(308,377)	133,711	(174,666)
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	2.00	(285,932)	166,665	(119,267)
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	2.00	(38,124)	12,639	(25,485)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	2.07	(327,910)	160,601	(167,309)
Turkey	BNP Paribas	4,800	1.00	(1)	9/20/22	2.50	(535,288)	282,824	(252,464)
Turkey	BNP Paribas	10,000	1.00	(1)	9/20/22	2.50	(1,115,183)	529,804	(585,379)
Turkey	BNP Paribas	15,456	1.00	(1)	9/20/22	2.50	(1,723,627)	841,735	(881,892)
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	2.50	(825,236)	504,211	(321,025)

Total		$214,569					$(10,087,862)	$5,327,938	$(4,759,924)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Barclays Bank PLC	$12,000	1.00	%(1)	6/20/22	$1,078,252	$(996,318)	$81,934
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	1,186,424	(1,054,789)	131,635
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	13,376	(11,289)	2,087
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	28,388	(30,190)	(1,802)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Goldman Sachs International	$3,220	1.00	%(1)	9/20/18	$29,490	$(28,201)	$1,289
China	Bank of America	6,100	1.00	(1)	3/20/17	(34,884)	(132,425)	(167,309)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(57,621)	(199,059)	(256,680)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(21,159)	(69,469)	(90,628)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(24,590)	(80,734)	(105,324)
China	JPMorgan Chase Bank	10,200	1.00	(1)	3/20/18	30,298	146,169	176,467
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	186,047	(142,526)	43,521
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	109,055	(103,637)	5,418
Colombia	Citibank NA	2,100	1.00	(1)	6/20/22	114,505	(147,658)	(33,153)
Colombia	Deutsche Bank	2,500	1.00	(1)	6/20/22	136,318	(154,629)	(18,311)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	223,562	(242,325)	(18,763)
Colombia	Deutsche Bank	2,080	1.00	(1)	6/20/22	113,417	(147,553)	(34,136)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	29,375	(189,108)	(159,733)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	142,636	(107,350)	35,286
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	109,053	(140,627)	(31,574)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	109,052	(155,071)	(46,019)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	16,016	(104,542)	(88,526)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	409,780	(301,503)	108,277
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	213,239	(163,357)	49,882
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	218,110	(230,120)	(12,010)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	165,525	(118,199)	47,326
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	383,246	(307,792)	75,454
Croatia	Citibank NA	1,782	1.00	(1)	12/20/16	100,099	(85,216)	14,883
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	413,812	(298,722)	115,090
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	124,143	(87,589)	36,554
Croatia	Citibank NA	3,063	1.00	(1)	3/20/18	275,000	(238,238)	36,762
Croatia	Citibank NA	1,913	1.00	(1)	3/20/18	171,752	(163,597)	8,155
Croatia	Citibank NA	5,580	1.00	(1)	6/20/18	540,046	(507,256)	32,790
Croatia	Citibank NA	930	1.00	(1)	6/20/18	90,005	(73,537)	16,468
Croatia	Citibank NA	1,270	1.00	(1)	6/20/18	122,914	(116,927)	5,987
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	165,525	(117,096)	48,429
Croatia	HSBC Bank USA	2,822	1.00	(1)	3/20/18	253,363	(241,332)	12,031
Croatia	JPMorgan Chase Bank	1,533	1.00	(1)	6/20/18	148,367	(141,255)	7,112
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	206,906	(148,401)	58,505
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	206,906	(151,273)	55,633
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	114,626	(78,443)	36,183
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	132,006	(96,599)	35,407
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	113,663	(109,308)	4,355
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	241,956	(220,187)	21,769

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$1,163	1.00	%(1)	6/20/18	$112,558	$(111,845)	$713
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	265,667	(270,253)	(4,586)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	592,557	(406,824)	185,733
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	176,293	(41,745)	134,548
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	288,850	(64,078)	224,772
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	292,240	(69,206)	223,034
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	623,807	(110,825)	512,982
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	115,117	(234,829)	(119,712)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	57,559	(117,405)	(59,846)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	159,886	(327,311)	(167,425)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	108,723	(220,790)	(112,067)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	217,444	(439,960)	(222,516)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	57,559	(117,405)	(59,846)
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	156,607	(166,906)	(10,299)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	600,443	(666,303)	(65,860)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	600,442	(666,544)	(66,102)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	4,955,726	(5,200,396)	(244,670)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	135,541	(156,249)	(20,708)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(73,031)	37,075	(35,956)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	92,264	(109,316)	(17,052)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	189,870	(255,602)	(65,732)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	48,559	(68,570)	(20,011)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	723,908	(445,449)	278,459
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	60,700	(73,849)	(13,149)
Mexico	Deutsche Bank	1,900	1.00	(1)	6/20/22	92,265	(110,657)	(18,392)
Mexico	Deutsche Bank	2,020	1.00	(1)	6/20/22	98,092	(130,632)	(32,540)
Mexico	Deutsche Bank	1,850	1.00	(1)	6/20/22	89,835	(129,308)	(39,473)
Mexico	Deutsche Bank	3,900	1.00	(1)	6/20/22	189,385	(236,042)	(46,657)
Mexico	Deutsche Bank	10,000	1.00	(1)	6/20/23	565,553	(315,001)	250,552
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	92,264	(110,666)	(18,402)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	94,691	(136,976)	(42,285)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(14,733)	(9,330)	(24,063)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(21,047)	(12,496)	(33,543)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(25,257)	(22,767)	(48,024)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(9,830)	(10,546)	(20,376)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Barclays Bank PLC	$1,400	1.00	%(1)	3/20/16	$(13,763)	$(10,528)	$(24,291)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(15,729)	(9,333)	(25,062)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(15,729)	(13,938)	(29,667)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(20,644)	(17,208)	(37,852)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(24,577)	(25,891)	(50,468)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(74,070)	(77,876)	(151,946)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(19,662)	(16,927)	(36,589)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(53,984)	(151,685)	(205,669)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(10,524)	(7,135)	(17,659)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(13,681)	(8,678)	(22,359)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(24,204)	(16,352)	(40,556)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(19,661)	(17,414)	(37,075)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(10,524)	(5,968)	(16,492)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(25,559)	(23,917)	(49,476)
Qatar	Nomura International PLC	9,791	1.00	(1)	9/20/18	(148,526)	101,117	(47,409)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	479,191	(611,285)	(132,094)
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	2,541,307	(1,951,696)	589,611
Russia	Deutsche Bank	15,333	1.00	(1)	6/20/18	571,405	(268,778)	302,627
Russia	Deutsche Bank	7,570	1.00	(1)	6/20/18	282,107	(131,081)	151,026
Russia	JPMorgan Chase Bank	9,158	1.00	(1)	6/20/18	341,285	(156,744)	184,541
Russia	JPMorgan Chase Bank	6,210	1.00	(1)	6/20/18	231,423	(109,099)	122,324
Russia	JPMorgan Chase Bank	3,820	1.00	(1)	6/20/18	142,358	(60,556)	81,802
Russia	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	738,752	(568,871)	169,881
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	318,360	(99,581)	218,779
South Africa	Bank of America	890	1.00	(1)	12/20/20	88,817	(25,329)	63,488
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	3,340,833	(1,887,100)	1,453,733
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,858,274	(947,793)	910,481
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	634,657	(342,282)	292,375
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	951,986	(676,575)	275,411
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	382,232	(115,102)	267,130
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	227,531	(64,647)	162,884
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	393,487	(240,110)	153,377
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	393,487	(246,701)	146,786
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	458,747	(224,653)	234,094
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	477,539	(152,150)	325,389

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$2,000	1.00	%(1)	12/20/20	$199,598	$(62,861)	$136,737
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	88,817	(26,930)	61,887
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	935,004	(356,165)	578,839
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	841,504	(273,494)	568,010
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	2,316,587	(1,566,360)	750,227
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	469,646	(346,584)	123,062
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	723,509	(511,028)	212,481
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	616,847	(437,594)	179,253
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,903,850	(1,351,350)	552,500
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	389,654	(267,887)	121,767
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	345,302	(241,327)	103,975
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	928,807	(591,554)	337,253
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	326,126	(218,879)	107,247
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	126,931	(70,829)	56,102
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	987,640	(679,312)	308,328
Spain	Bank of America	2,400	1.00	(1)	9/20/20	246,423	(190,813)	55,610
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	248,580	(168,638)	79,942
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	412,492	(298,800)	113,692
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	116,344	(82,720)	33,624
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	338,474	(351,634)	(13,160)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	558,926	(389,656)	169,270
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	558,787	(438,914)	119,873
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	601,091	(857,980)	(256,889)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	239,288	(260,681)	(21,393)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	558,926	(425,448)	133,478
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	370,207	(307,534)	62,673
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	1,319,042	(2,643,409)	(1,324,367)
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	(9,439)	(2,447)	(11,886)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(13,216)	(5,090)	(18,306)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Barclays Bank PLC	$3,000	1.00	%(1)	3/20/16	$(28,319)	$(1,471)	$(29,790)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	(51,995)	(211,894)	(263,889)
Thailand	Citibank NA	6,900	1.00	(1)	3/20/18	27,319	3,050	30,369
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(38,703)	(18,014)	(56,717)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(35,157)	(18,412)	(53,569)
Tunisia	Barclays Bank PLC	1,000	1.00	(1)	9/20/17	92,011	(72,435)	19,576
Tunisia	Barclays Bank PLC	970	1.00	(1)	9/20/17	89,251	(73,769)	15,482
Tunisia	Deutsche Bank	3,800	1.00	(1)	6/20/17	325,129	(233,850)	91,279
Tunisia	Deutsche Bank	2,150	1.00	(1)	6/20/17	183,955	(139,658)	44,297
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	193,223	(140,974)	52,249
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	207,026	(158,981)	48,045
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	193,224	(156,092)	37,132
Tunisia	JPMorgan Chase Bank	4,520	1.00	(1)	9/20/17	415,891	(344,390)	71,501
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	42,780	(32,456)	10,324
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	336,621	(305,300)	31,321
Venezuela	Barclays Bank PLC	5,640	5.00	(1)	6/20/18	783,101	(653,511)	129,590
Venezuela	Barclays Bank PLC	2,980	5.00	(1)	6/20/18	413,766	(335,320)	78,446
Venezuela	Barclays Bank PLC	710	5.00	(1)	6/20/18	98,052	(79,037)	19,015
Venezuela	Citibank NA	2,816	5.00	(1)	6/20/18	390,995	(323,504)	67,491
Venezuela	Deutsche Bank	4,230	5.00	(1)	6/20/18	587,326	(483,157)	104,169
Venezuela	Deutsche Bank	2,603	5.00	(1)	6/20/20	447,281	(548,822)	(101,541)
Venezuela	Deutsche Bank	4,584	5.00	(1)	6/20/23	883,125	(1,211,786)	(328,661)
Venezuela	Deutsche Bank PLC	1,170	5.00	(1)	6/20/18	162,452	(134,778)	27,674
Venezuela	Goldman Sachs International	1,740	5.00	(1)	6/20/23	335,217	(391,411)	(56,194)
iTraxx Asia ex- Japan Investment Grade Index	Bank of America	2,064	1.00	(1)	6/20/18	42,453	(38,627)	3,826
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	15,584	1.00	(1)	6/20/18	320,537	(265,038)	55,499
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	8,311	1.00	(1)	6/20/18	170,943	(140,952)	29,991
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC	4,156	1.00	(1)	6/20/18	85,472	(66,727)	18,745

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		$3,117	1.00	%(1)	6/20/18	$64,112	$(66,706)	$(2,594)
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		3,135	1.00	(1)	6/20/18	64,482	(98,796)	(34,314)
iTraxx Asia ex- Japan Investment Grade Index	Citibank NA		5,601	1.00	(1)	6/20/18	115,203	(107,333)	7,870
iTraxx Asia ex- Japan Investment Grade Index	Credit Suisse International		4,562	1.00	(1)	6/20/18	93,832	(76,546)	17,286
iTraxx Asia ex- Japan Investment Grade Index	Deutsche Bank		2,759	1.00	(1)	6/20/18	56,748	(50,486)	6,262
iTraxx Asia ex- Japan Investment Grade Index	Goldman Sachs International		6,627	1.00	(1)	6/20/18	136,307	(125,509)	10,798
iTraxx Asia ex- Japan Investment Grade Index	Goldman Sachs International		3,319	1.00	(1)	6/20/18	68,266	(63,717)	4,549
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		3,093	1.00	(1)	6/20/18	63,618	(51,060)	12,558
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		2,320	1.00	(1)	6/20/18	47,718	(40,393)	7,325
iTraxx Asia ex- Japan Investment Grade Index	JPMorgan Chase Bank		2,065	1.00	(1)	6/20/18	42,474	(39,572)	2,902
iTraxx Europe Senior Financials 5- Year Index	Bank of America	EUR	2,780	1.00	(1)	6/20/18	65,124	(105,994)	(40,870)
iTraxx Europe Senior Financials 5- Year Index	Bank of America	EUR	2,780	1.00	(1)	6/20/18	65,125	(106,403)	(41,278)
iTraxx Europe Senior Financials 5- Year Index	Bank of America	EUR	3,960	1.00	(1)	6/20/18	92,767	(159,354)	(66,587)
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	15,050	1.00	(1)	6/20/18	352,562	(808,005)	(455,443)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	11,730	5.00	%(1)	6/20/18	$(2,116,981)	$1,238,013	$(878,968)
iTraxx Europe Subordinated Financials 5- Year Index	Deutsche Bank	EUR	5,660	5.00	(1)	6/20/18	(1,021,493)	880,894	(140,599)
iTraxx Europe Subordinated Financials 5- Year Index	Deutsche Bank	EUR	6,602	5.00	(1)	6/20/18	(1,191,501)	994,489	(197,012)
iTraxx Europe Subordinated Financials 5- Year Index	Morgan Stanley & Co. International PLC	EUR	12,864	5.00	(1)	6/20/18	(2,321,640)	1,920,308	(401,332)

							$52,496,893	$(45,667,554)	$6,829,339

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $214,569,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 9,364,000 Banco de Guatemala, 0%, due 9/3/13	3-month USD LIBOR-BBA + 50 bp on $1,167,420 (Notional Amount) plus Notional Amount at termination date	9/5/13	$21,049
Citibank NA	Total return on GTQ 12,719,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $1,569,688 (Notional Amount) plus Notional Amount at termination date	12/5/13	29,326

				$50,375

GTQ	-	Guatemalan Quetzal

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	700	$394	3-month USD- LIBOR-BBA	6.97%	8/18/21	$29,298
Citibank NA	TRY	10,951	7,200	3-month USD- LIBOR-BBA	8.23	9/3/20	1,027,710
Citibank NA	TRY	7,310	3,999	3-month USD- LIBOR-BBA	6.45	1/6/21	407,315
Citibank NA	TRY	5,133	3,216	3-month USD- LIBOR-BBA	8.23	2/25/21	439,991
Citibank NA	TRY	5,600	3,094	3-month USD- LIBOR-BBA	6.26	10/18/21	355,341
Credit Suisse International	TRY	10,104	5,676	3-month USD- LIBOR-BBA	6.90	8/18/21	443,131
Deutsche Bank	TRY	14,469	7,921	3-month USD- LIBOR-BBA	6.45	1/6/21	811,414
Deutsche Bank	TRY	18,837	11,832	3-month USD- LIBOR-BBA	8.20	2/24/21	1,662,052
Deutsche Bank	TRY	13,388	7,517	3-month USD- LIBOR-BBA	7.00	8/18/21	535,591
HSBC Bank USA	TRY	16,212	8,470	3-month USD- LIBOR-BBA	7.85	2/23/22	172,059
JPMorgan Chase Bank	TRY	29,548	15,430	3-month USD- LIBOR-BBA	7.86	7/21/21	289,815

							$6,173,717

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	10,798,200	KRW	—	$6,968,940
Options written		11,830,468		109,662,560	4,265,754
Options expired		(5,104,993)		(109,662,560)	(2,858,524)

Outstanding, end of period	INR	17,523,675	KRW	—	$8,376,170

INR	-	Indian Rupee

KRW	-	South Korean Won

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps, swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Assets Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(329,906)
Commodity	Futures Contracts*	2,104,788	—
Commodity	Put Options Purchased	16,840	—

		$2,121,628	$(329,906)

Credit	Credit Default Swaps	$60,098,326	$(17,689,295)

		$60,098,326	$(17,689,295)

Equity Price	Futures Contracts*	$1,015,341	$(416,133)

		$1,015,341	$(416,133)

Foreign Exchange	Currency Options Purchased	$2,515,206	$—
Foreign Exchange	Currency Options Written	—	(4,836,663)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	13,131,859	(18,055,668)
Foreign Exchange	Total Return Swaps	50,375	—

		$15,697,440	$(22,892,331)

Interest Rate	Cross-Currency Swaps	$6,173,717	$—
Interest Rate	Futures Contracts*	1,801,239	(632,922)
Interest Rate	Interest Rate Swaps	12,592,784	(11,433,446)
Interest Rate	Interest Rate Swaps (Centrally Cleared)*	502,559	(1,134,701)
Interest Rate	Interest Rate Swaptions	540,264	—

		$21,610,563	$(13,201,069)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts or centrally cleared swap contracts, as applicable, in the Futures Contracts and Swap Contracts tables above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,963,033,016

Gross unrealized appreciation	$14,585,077
Gross unrealized depreciation	(46,317,590)

Net unrealized depreciation	$(31,732,513)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$648,513,053	$—	$648,513,053
Collateralized Mortgage Obligations	—	30,251,936	—	30,251,936
Mortgage Pass-Throughs	—	5,232,193	—	5,232,193
U.S. Treasury Obligations	—	204,379,863	—	204,379,863
Common Stocks	—	29,000,455 *	—	29,000,455
Precious Metals	25,424,881	—	—	25,424,881
Currency Call Options Purchased	—	1,516,698	—	1,516,698
Currency Put Options Purchased	—	998,508	—	998,508
Interest Rate Swaptions	—	540,264	—	540,264
Put Options Purchased	16,840	—	—	16,840
Short-Term Investments -
Foreign Government Securities	—	411,413,085	—	411,413,085
U.S. Treasury Obligations	—	156,594,507	—	156,594,507
Repurchase Agreements	—	226,904,590	—	226,904,590
Other	—	190,513,630	—	190,513,630
Total Investments	$25,441,721	$1,905,858,782	$—	$1,931,300,503
Forward Foreign Currency Exchange Contracts	$—	$13,131,859	$—	$13,131,859
Swap Contracts	—	79,417,761	—	79,417,761
Futures Contracts	4,921,368	—	—	4,921,368
Total	$30,363,089	$1,998,408,402	$—	$2,028,771,491

Liability Description
Currency Call Options Written	$—	$(6,081)	$—	$(6,081)
Currency Put Options Written	—	(4,830,582)	—	(4,830,582)
Securities Sold Short	—	(222,564,532)	—	(222,564,532)
Forward Commodity Contracts	—	(329,906)	—	(329,906)
Forward Foreign Currency Exchange Contracts	—	(18,055,668)	—	(18,055,668)
Swap Contracts	—	(30,257,442)	—	(30,257,442)
Futures Contracts	(1,049,055)	—	—	(1,049,055)
Total	$(1,049,055)	$(276,044,211)	$—	$(277,093,266)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013